CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Equity (deficit) attributable to The9 limited CNY (¥)	Equity (deficit) attributable to The9 limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2018	¥ 6,502,658		¥ 2,496,069,065		¥ 28,071,982		¥ (9,204,556)		¥ (3,233,061,063)		¥ (711,621,914)		¥ (373,188,952)		¥ (1,084,810,866)
Balance (in shares) at Dec. 31, 2018 | shares	91,315,465	91,315,465
Net income (loss)									(177,795,168)		(177,795,168)		(13,517,983)		(191,313,151)
Currency translation adjustments							5,426,604				5,426,604		(6,220,135)		(793,531)
Change in redemption value of redeemable noncontrolling interest			(12,827,598)								(12,827,598)				(12,827,598)
Share-based compensation	¥ 425,593		21,279,647								21,705,240		45,293		21,750,533
Share-based compensation (in shares) | shares	6,169,335	6,169,335
Issuance of ordinary shares	¥ 1,041,557		35,031,364								36,072,921				36,072,921
Issuance of ordinary shares (in shares) | shares	15,444,882	15,444,882
Balance at Dec. 31, 2019	¥ 7,969,808		2,539,552,478		28,071,982		(3,777,952)		(3,410,856,231)		(839,039,915)		(392,881,777)		(1,231,921,692)
Balance (in shares) at Dec. 31, 2019 | shares	112,929,702	112,929,702
Net income (loss)									397,883,388		397,883,388		(3,259,528)		394,623,860
Currency translation adjustments							(12,900,251)				(12,900,251)		16,417,025		3,516,774
Change in redemption value of redeemable noncontrolling interest			(1,190,122)								(1,190,122)				(1,190,122)
Share-based compensation	¥ 2,412,325	$ 35,100,000	52,644,101								55,056,426				55,056,426
Issuance of ordinary shares	¥ 7,715,668		104,650,533								112,366,201				112,366,201
Issuance of ordinary shares (in shares) | shares	112,002,660	112,002,660
Equity on conversion option of convertible notes			106,026								106,026				106,026
Reversal of statutory reserves due to disposal of certain subsidiaries					(20,745,422)				20,745,422
Balance at Dec. 31, 2020	¥ 18,097,801		2,695,763,016		7,326,560		(16,678,203)		(2,992,227,421)		(287,718,247)		(379,724,280)		(667,442,527)
Balance (in shares) at Dec. 31, 2020 | shares	260,032,362	260,032,362
Net income (loss)									(411,234,755)		(411,234,755)		(5,590,513)		(416,825,268)
Currency translation adjustments							3,984,443				3,984,443				3,984,443	$ 625,246
Change in redemption value of redeemable noncontrolling interest															0	0
Consolidated subsidiary													795,063		795,063
Share-based compensation	¥ 5,392,416		144,774,065								150,166,481				150,166,481
Share-based compensation (in shares) | shares	83,661,205	83,661,205
Issuance of ordinary shares	¥ 11,555,004		997,389,251								1,008,944,255				1,008,944,255
Issuance of ordinary shares (in shares) | shares	176,968,248	176,968,248
Purchase of equipment	¥ 3,302,261		140,914,432								144,216,693				144,216,693
Purchase of equipment (in shares) | shares	50,258,970	50,258,970
Issuance of convertible debt	¥ 957,128		25,801,328								26,758,456				26,758,456
Issuance of convertible debt | shares	14,777,050	14,777,050
Conversion of convertible debt into ordinary shares	¥ 1,383,990		45,335,212								46,719,202				46,719,202
Conversion of convertible debt into ordinary shares (in shares) | shares	21,618,840	21,618,840
Exercise of warrants	¥ 5,488,973		60,837,127								66,326,100				66,326,100
Exercise of warrants (in shares) | shares	84,071,910	84,071,910
Disposal of Red5			28,308,324								28,308,324		371,504,338		399,812,662
Balance at Dec. 31, 2021	¥ 46,177,573	$ 7,246,269	¥ 4,139,122,755	$ 649,518,682	¥ 7,326,560	$ 1,149,697	¥ (12,693,760)	$ (1,991,928)	¥ (3,403,462,176)	$ (534,077,484)	¥ 776,470,952	$ 121,845,236	¥ (13,015,392)	$ (2,042,399)	¥ 763,455,560	$ 119,802,837
Balance (in shares) at Dec. 31, 2021 | shares	691,388,585	691,388,585